Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 34,941	$ 567,030
Accounts receivable, net	167,213
Prepaid expenses	24,896	88,291
Interest receivable, related party – current portion	142,493	24,773
Notes receivable, related party – current portion	655,689	551,726
Total Current Assets	1,025,232	1,231,820
Long-Term Assets
Intangible asset, net		2,925,000
Notes receivable, related party – long term portion	594,311	698,274
Investments, related party	627	480,780
Total Long-Term Assets	594,938	4,104,054
Total Assets	1,620,170	5,335,874
Current Liabilities
Accounts payable and accrued expenses	1,251,051	1,249,904
Accounts payable and accrued expenses, related party	43,557
Deferred revenue	77,700
Notes payable – current portion	215,465
Derivative liability		474,595
Total Current Liabilities	1,587,773	1,724,499
Total Liabilities	1,587,773	1,724,499
Commitments and Contingencies
Stockholders’ Equity (Deficit)
Common stock, $0.001 par value, 400,000,000 shares authorized; 78,145,066 and 73,359,430 shares issued and outstanding as at December 31, 2022 and 2021, respectively	78,145	73,359
Additional paid-in-capital	42,264,139	39,681,142
Accumulated deficit	(41,428,167)	(35,248,384)
Total MetaWorks Stockholders’ Equity (Deficit)	914,117	4,506,117
Non-controlling Interest	(881,720)	(894,742)
Total Stockholders’ Equity (Deficit)	32,397	3,611,375
Total Liabilities and Stockholders’ Equity (Deficit)	$ 1,620,170	$ 5,335,874